FINANCIAL INSTRUMENTS AND RISKS (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities balance	R$ 32,959.9
Financial liabilities balance	33,744.3
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities balance	3,063.7
Acquisition of investments	(2,083.1)
Total gains and losses during the period	504.1
Losses/(gains) recognized in net income	217.9
Losses/(gains) recognized in equity	286.2
Financial liabilities balance	R$ 1,484.7